Details of Other Non-interest Income (Detail)	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW
Component of Other Income, Nonoperating [Line Items]
Gain on sale of premises and equipment		1,708,000,000	31,404,000,000	6,524,000,000
Gain on sales of loans		18,152,000,000	63,729,000,000	12,333,000,000
Income from operating leases		16,757,000,000	22,329,000,000	48,750,000,000
Rental income		16,261,000,000	3,232,000,000	19,049,000,000
Extinguished escheatment of deposits		74,000,000	8,817,000,000	20,224,000,000
Reversal of expense of suspense payments related to credit and accident		10,875,000,000	53,856,000,000
Gain on redemption of debentures			15,967,000,000
Gain on hedge activity		64,077,000,000	2,734,000,000	11,726,000,000
Other lease income		6,543,000,000	10,646,000,000	29,934,000,000
Income from partnering with foreign credit card companies		67,732,000,000	29,588,000,000	30,879,000,000
Income from brokering insurance		47,523,000,000	44,418,000,000	49,640,000,000
Income from collection of legal fees		16,433,000,000	15,809,000,000	17,017,000,000
Gain on deconsolidation			31,933,000,000
Other		219,724,000,000	336,466,000,000	132,701,000,000
Noninterest Income, Other Operating Income, Total	$ 429,735,000	485,859,000,000	670,928,000,000	378,777,000,000